EQUITY (Details Narrative) - USD ($)					1 Months Ended			12 Months Ended
	Nov. 05, 2021	May 01, 2021	Feb. 11, 2021	Jan. 21, 2021	May 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized								750,000,000	750,000,000
Preferred stock, par value								$ 0.086	$ 0.086
Preferred stock voting rights description								Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $
Preferred stock, shares outstanding								0	395,640
Preferred stock, shares issued								0	395,640
Common stock, shares authorized								2,000,000,000	2,000,000,000
Common stock, par value								$ 0.086	$ 0.086
Stockholders' equity, reverse stock split				1-for-85.71 reverse split
Fair value of shares issued to purchase software
Number of shares of common stock							2,070,000
Issuance of common stock							$ 12,420,000	10,496,221	$ 1,200,000
Number of value issued for services						$ 91,050		$ 91,050
Fair value of shares issued for acquisition									$ 1,000,000
Common stock, shares outstanding								10,956,109	4,241,028
Number of options shares issued for employee									27,417
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								3 years 7 months 17 days	3 years 10 months 13 days
Number of shares option forfeitures								70,004	23,333
Stock compensation expense								$ 749,127	$ 1,471,068
Unrecognized compensation expense								$ 195,746	$ 1,034,381
Market value exercise price								$ 6.44	$ 6.43
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,070,000
Warrant description								The warrants were recorded at a value per the offering of $0.01. The warrants may be exercised at any point from the effective date until the 5-year anniversary of issuance and are not subject to standard anti-dilution provisions. The Series A Warrants are exercisable at a per share exercise price equal to 110% of the public offering price of one share of common stock and accompanying Series A Warrant, $6.00
Warrant price per share								$ 0.01
Compensation expense								$ 81,917
Employees, Directors, and Consultants [Member]
Class of Stock [Line Items]
Stock compensation expense								$ 576,160	$ 1,304,401
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares of common stock reserved								163,913		700,000
Number of options shares issued for employee									23,333
Number of employees									4,083
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								5 years
Option term								4 years
Total fair value								$ 2,541,360
2019 Equity Incentive Plan [Member] | Service Provider [Member]
Class of Stock [Line Items]
Total fair value									$ 3,386,156
JP Kush And Associates Inc [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions					14,925
Fair value of shares issued for acquisition		$ 50,000			$ 50,000
Software and Software Development Costs [Member]
Class of Stock [Line Items]
Number of shares issued to purchase software							23,338
Fair value of shares issued to purchase software							$ 340,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued to purchase software								23,338
Fair value of shares issued to purchase software								$ 1,983
Number of shares of common stock								1,800,000
Number of shares conversion								633,333
Number of shares issued for services								15,000
Number of value issued for services								$ 1,290
Stock Issued During Period, Shares, Acquisitions									46,667
Fair value of shares issued for acquisition									$ 4,000
Number of shares of compensation								$ 110,240
Common Stock [Member] | Vendor [Member]
Class of Stock [Line Items]
Number of shares issued for services						15,000
Warrant [Member]
Class of Stock [Line Items]
Share price								$ 6.00
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding								0	395,640
Preferred stock, shares issued								0	395,640
Reliance Global Holdings, LLC [Member]
Class of Stock [Line Items]
Debt converted outstanding							$ 3,800,000
Number of shares conversion							633,333
Conversion price per share							$ 6.00
Reliance Global Holdings, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares converted, value	11,670		3,944,930
Reliance Global Holdings, LLC [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares converted	1,167		394,493